Goodwill and Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

5. GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

Goodwill as of March 31, 2020 and December 31, 2019 was as follows (in thousands):

Balance as of December 31, 2019	$16,953
Effect of exchange rate	(583)

Balance as of March 31, 2020	$16,370

Intangible assets, net

Intangible assets consisted of the following (in thousands):

	As of March 31, 2020			As of December 31, 2019
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Amortizable Intangible Assets:
Developed technology	$2,711	$1,080	$1,631	$2,775	$952	$1,823
Customer relationships	8,777	1,826	6,951	9,077	1,631	7,446
Patent	118	35	83	113	29	84

Total amortizable intangible assets	$11,606	$2,941	$8,665	$11,965	$2,612	$9,353

Amortization expense was $422,000 and $449,000 for the three months ended March 31, 2020 and 2019, respectively.

Total estimated future amortization expense as of March 31, 2020 is as follows (in thousands):

As of March 31, 2020
2020 (remaining nine months)	$1,221
2021	1,409
2022	1,138
2023	1,035
2024	834
2025 and thereafter	3,028

Total	$8,665

6. GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

Goodwill as of December 31, 2019 and 2018 was as follows (in thousands):

Balance as of December 31, 2018	$17,276
Effect of exchange rate	(323)

Balance as of December 31, 2019	$16,953

Intangible assets, net

Intangible assets consisted of the following (in thousands):

	As of December 31,
	2019			2018
	Gross	Accumulated amortization	Net	Gross	Accumulated amortization	Net
Amortizable Intangible Assets
Developed technology	$2,775	$952	$1,823	$2,810	$310	$2,500
Customer relationships	9,077	1,631	7,446	9,243	555	8,688
Patent	113	29	84	99	11	88

Total amortizable intangible assets	$11,965	$2,612	$9,353	$12,152	$876	$11,276

Amortization expense was $1.8 million and $860,000 for the years ended December 31, 2019 and 2018, respectively.

Total estimated future amortization expense as of December 31, 2019 is as follows (in thousands):

As of December 31, 2019
2020	$1,689
2021	1,451
2022	1,169
2023	1,062
2024	854
2025 and thereafter	3,128

Total	$9,353